EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Disclosure of earnings per share [text block] [Abstract]
Disclosure of earnings per share [text block]

NOTE 14: EARNINGS PER SHARE

	2017 £m	2016 £m	2015 £m
Profit attributable to equity shareholders – basic and diluted	3,392	1,651	466
Tax credit on distributions to other equity holders	102	91	80
	3,494	1,742	546

	2017	2016	2015
	million	million	million
Weighted average number of ordinary shares in issue – basic	71,710	71,234	71,272
Adjustment for share options and awards	683	790	1,068
Weighted average number of ordinary shares in issue – diluted	72,393	72,024	72,340
Basic earnings per share	4.9p	2.4p	0.8p
Diluted earnings per share	4.8p	2.4p	0.8p

Basic earnings per share are calculated by dividing the net profit attributable to equity shareholders by the weighted average number of ordinary shares in issue during the year, which has been calculated after deducting 57 million (2016: 140 million; 2015: 101 million) ordinary shares representing the Group’s holdings of own shares in respect of employee share schemes.

For the calculation of diluted earnings per share the weighted average number of ordinary shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares that arise in respect of share options and awards granted to employees. The number of shares that could have been acquired at the average annual share price of the Company’s shares based on the monetary value of the subscription rights attached to outstanding share options and awards is determined. This is deducted from the number of shares issuable under such options and awards to leave a residual bonus amount of shares which are added to the weighted-average number of ordinary shares in issue, but no adjustment is made to the profit attributable to equity shareholders.

There were no anti-dilutive share options and awards excluded from the calculation of diluted earnings per share at 31 December 2017 (2016: weighted-average of 0.3 million; 2015: weighted-average of 1 million).